Accumulated Other Comprehensive Income (Loss) Attributable To CNH Global N.V.	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) Attributable To CNH Global N.V. [Abstract]
Accumulated Other Comprehensive Income (Loss) Attributable To CNH Global N.V.

Note 19: Accumulated Other Comprehensive Income (Loss) Attributable to CNH Global N.V.

The components of accumulated other comprehensive income (loss) as of December 31, 2011, and 2010 are as follows:

	2011	2010
	(in millions)
Cumulative translation adjustment	$102	$487
Adjustment to recognize the underfunded status of defined benefit plans, net of taxes ($370 million and $350 million, respectively)	(667)	(618)
Deferred losses on derivative financial instruments, net of taxes ($20 million and $7 million, respectively)	(68)	(17)
Unrealized gain on available for sale securities, net of taxes ($(2) million and $(4) million, respectively)	3	6

Total	$(630)	$(142)